Financial Instruments and Fair Value Measurements (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Money market funds carrying amount	$ 8,744	$ 12,793	$ 639
Cash equivalents carrying amount	8,744	12,793	639
Money market funds	8,744	12,793	639
Total assets	8,744	12,793	639
Liabilities, Fair Value Disclosure [Abstract]
Conversion feature derivative liability			717
Liabilities	2,839	1,764	2,708
Reported Value Measurement [Member]
Liabilities, Fair Value Disclosure [Abstract]
Conversion feature derivative liability			717
Liabilities			717
Conversion feature derivative liability			717
Total liabilities			717
Fair Value, Inputs, Level 1 [Member]
Assets
Money market funds	8,744	12,793	639
Total assets	$ 8,744	$ 12,793	639
Fair Value, Inputs, Level 3 [Member] | Reported Value Measurement [Member]
Liabilities, Fair Value Disclosure [Abstract]
Conversion feature derivative liability			717
Total liabilities			$ 717